Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of Value Edge Research Services Private Limited (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Jun. 14, 2016
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 135,186	$ 134,008
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 432
Trade receivables			370
Unbilled revenue			706
Investments			87
Prepayments and other current assets			99
Property and equipment			78
Deferred tax asset			49
Non-current assets			74
Current liabilities			(1,236)
Non-current liabilities			(126)
Deferred tax liability			(2,281)
Net assets acquired			4,854
Less: Purchase consideration			18,265
Goodwill on acquisition			13,411
Value Edge Research Services Private Limited [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			10
Value Edge Research Services Private Limited [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			701
Value Edge Research Services Private Limited [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			1,894
Value Edge Research Services Private Limited [member] | Trade names [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			104
Value Edge Research Services Private Limited [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			2,655
Value Edge Research Services Private Limited [member] | Technology [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 1,238